QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited)	September 30, 2020

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 90.7%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	83,977	$9,914,325
iShares MSCI EAFE ETF	87,030	5,539,459
iShares Russell 1000 Growth ETF	68,197	14,791,247
iShares Russell 1000 Value ETF	108,710	12,841,912
iShares Russell 2000 ETF	37,676	5,643,488
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,084,925	23,858,586	(a)
Legg Mason Low Volatility High Dividend ETF	4,964,525	146,701,714	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	3,324,936	55,559,684	(a)
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	12,874,125	137,109,434	(a)
ClearBridge International Growth Fund, Class IS Shares	277,582	16,391,216	(a)
QS International Equity Fund, Class IS Shares	2,725,109	40,222,614	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	3,554,097	37,602,348	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	227,289	46,353,231	(a)
ClearBridge Appreciation Fund, Class IS Shares	3,227,656	87,340,372	(a)
ClearBridge International Value Fund, Class IS Shares	1,903,047	15,414,684	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	746,472	49,192,497	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	6,134,326	111,338,006	(a)
The Royce Fund - Royce Pennsylvania Mutual Fund, Institutional Class Shares	3,632,648	30,877,507	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	172,032	10,009,682
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	9,942,517	136,212,476	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $874,240,262)		992,914,482

See Notes to Schedule of Investments.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2020 Quarterly Report	1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

DESCRIPTION	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 1.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 1.3%
S&P 500 Index, Put @ $1,800.00	6/18/21	629	$211,532,700	$1,245,420
S&P 500 Index, Put @ $1,850.00	6/18/21	631	212,205,300	1,375,580
S&P 500 Index, Put @ $1,900.00	6/18/21	697	234,401,100	1,571,038
S&P 500 Index, Put @ $1,950.00	6/18/21	714	240,118,200	1,794,282
S&P 500 Index, Put @ $2,100.00	6/18/21	250	84,075,000	886,250
S&P 500 Index, Put @ $2,150.00	6/18/21	250	84,075,000	977,500
S&P 500 Index, Put @ $2,250.00	6/18/21	261	87,774,300	1,237,140
S&P 500 Index, Put @ $2,300.00	6/18/21	278	93,491,400	1,398,896
S&P 500 Index, Put @ $2,400.00	6/18/21	24	8,071,200	141,888
S&P 500 Index, Put @ $2,450.00	6/18/21	25	8,407,500	173,000
S&P 500 Index, Put @ $2,500.00	6/18/21	12	4,035,600	84,720
S&P 500 Index, Put @ $2,450.00	12/17/21	10	3,363,000	111,500
S&P 500 Index, Put @ $2,500.00	12/17/21	11	3,699,300	133,606
S&P 500 Index, Put @ $2,600.00	12/17/21	23	7,734,900	304,175
S&P 500 Index, Put @ $2,650.00	12/17/21	25	8,407,500	376,625
S&P 500 Index, Put @ $2,750.00	12/17/21	36	12,106,800	624,780
S&P 500 Index, Put @ $2,800.00	12/17/21	22	7,398,600	408,870
S&P 500 Index, Put @ $2,850.00	12/17/21	13	4,371,900	258,440
S&P 500 Index, Put @ $2,900.00	12/17/21	23	7,734,900	466,900
S&P 500 Index, Put @ $2,950.00	12/17/21	20	6,726,000	453,200

TOTAL PURCHASED OPTIONS (Cost - $74,408,547)				14,023,810

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $948,648,809)				1,006,938,292

	RATE		SHARES
SHORT-TERM INVESTMENTS - 5.4%
Invesco Government & Agency Portfolio, Institutional Class	0.010%		59,415,598	59,415,598
Dreyfus Government Cash Management, Institutional Shares	0.019%		11,167	11,167

TOTAL SHORT-TERM INVESTMENTS (Cost - $59,426,765)				59,426,765

TOTAL INVESTMENTS - 97.4% (Cost - $1,008,075,574)				1,066,365,057

Other Assets in Excess of Liabilities - 2.6%				28,852,851

TOTAL NET ASSETS - 100.0%				$1,095,217,908

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Schedule of Investments.

2	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2020 Quarterly Report

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
E-mini S&P 500 Index	2,450	12/20	$407,633,709	$410,620,000	$(2,986,291)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2020 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason, Inc. (“Legg Mason”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

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Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$992,914,482	—	—	$992,914,482
Purchased Options:
Exchange-Traded Purchased Options	5,895,505	$8,128,305	—	14,023,810

Total Long-Term Investments	998,809,987	8,128,305	—	1,006,938,292

Short-Term Investments†	59,426,765	—	—	59,426,765

Total Investments	$1,058,236,752	$8,128,305	—	$1,066,365,057

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,986,291	—	—	$2,986,291

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2020. The following transactions were effected in such Underlying Funds for the period ended September 30, 2020.

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Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2019	Purchased		Sold
Underlying Funds		Cost	Shares	Cost	Shares
Legg Mason International Low Volatility High Dividend ETF	$32,012,606	$1,249,504	59,726	$4,823,994	173,775
Legg Mason Low Volatility High Dividend ETF	192,387,904	6,319,883	226,198	26,893,551	905,202
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	71,785,146	1,970,000	127,426	9,454,865	514,235
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	174,882,104	10,286,863	1,013,943	52,788,612	5,268,330
ClearBridge International Growth Fund, Class IS Shares	19,179,866	470,000	9,798	4,025,786	84,140
QS International Equity Fund, Class IS Shares	50,303,957	1,495,000	116,071	6,552,137	482,785
QS U.S. Small Capitalization Equity Fund, Class IS Shares	49,067,118	1,915,100	218,218	8,961,968	689,315
ClearBridge Aggressive Growth Fund, Class IS Shares	58,346,626	1,900,000	10,539	12,330,851	72,309
ClearBridge Appreciation Fund, Class IS Shares	111,965,438	3,100,000	133,506	28,627,068	1,187,511
ClearBridge International Value Fund, Class IS Shares	19,217,623	1,275,000	185,860	2,086,346	208,427
ClearBridge Large Cap Growth Fund, Class IS Shares	61,715,352	1,640,000	31,679	21,222,393	414,284
QS U.S. Large Cap Equity Fund, Class IS Shares	144,322,852	5,232,277	335,522	35,133,842	2,291,042
Royce Pennsylvania Mutual Fund, Institutional Class Shares	—	37,101,813	4,366,872	6,270,270	734,224
Royce Pennsylvania Mutual Fund, Investment Class Shares(a)	40,789,579	—	—	40,255,728	4,320,930
Western Asset Core Bond Fund, Class IS Shares	174,697,292	10,270,532	774,266	52,422,413	4,239,062

	$1,200,673,463	$84,225,972		$311,849,824

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Notes to Schedule of Investments (unaudited) (continued)

Underlying Funds (cont’d)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
Legg Mason International Low Volatility High Dividend ETF	$(1,123,584)	$521,838	—	—	$(4,579,530)	$23,858,586
Legg Mason Low Volatility High Dividend ETF	(1,102,904)	2,924,303	—	—	(25,112,522)	146,701,714
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	(1,419,866)	—	—	—	(8,740,597)	55,559,684
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	1,071,398	3,281,863	—	—	4,729,079	137,109,434
ClearBridge International Growth Fund, Class IS Shares	54,214	—	—	—	767,136	16,391,216
QS International Equity Fund, Class IS Shares	(97,137)	—	—	—	(5,024,206)	40,222,614
QS U.S. Small Capitalization Equity Fund, Class IS Shares	(2,086,968)	205,100	—	—	(4,417,902)	37,602,348
ClearBridge Aggressive Growth Fund, Class IS Shares	879,149	—	—	—	(1,562,544)	46,353,231
ClearBridge Appreciation Fund, Class IS Shares	262,932	—	—	—	902,002	87,340,372
ClearBridge International Value Fund, Class IS Shares	(471,346)	—	—	—	(2,991,593)	15,414,684
ClearBridge Large Cap Growth Fund, Class IS Shares	1,682,607	—	—	—	7,059,538	49,192,497
QS U.S. Large Cap Equity Fund, Class IS Shares	2,396,159	—	—	$817,277	(3,083,281)	111,338,006
Royce Pennsylvania Mutual Fund, Institutional Class Shares	(520,270)	—	—	—	45,964	30,877,507
Royce Pennsylvania Mutual Fund, Investment Class Shares(a)	(3,413,915)	—	—	—	(533,851)	—
Western Asset Core Bond Fund, Class IS Shares	3,373,030	2,561,021	—	—	3,667,065	136,212,476

	$(516,501)	$9,494,125	—	$817,277	$(38,875,242)	$934,174,369

(a)	On March 4, 2020, the Fund converted its Royce Pennsylvania Mutual Fund, Investment Class Shares into Royce Pennsylvania Mutual Fund, Institutional Class Shares.

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